COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)								6 Months Ended	12 Months Ended
	Jul. 06, 2022	Mar. 01, 2022	Dec. 01, 2021	Oct. 01, 2021	Aug. 01, 2021	Dec. 08, 2020	Dec. 01, 2020	Apr. 30, 2024	Oct. 31, 2023	Oct. 31, 2022
Common stock purchase options exercise price										$ 26.00
Share based compensation, options vested		2,306
Christopher Furman [Member] | Employment Agreements [Member]
Base salary	$ 400,000
Annual bonus percentage	100.00%
Common stock purchase options	192,307
Common stock purchase options exercise price	$ 26.00
Share based compensation, options vested	38,461
John Evans [Member] | Consulting Agreement [Member]
Agreement term			4 years
Officers compensation			$ 200,000
Salaries wages and officers compensation increased			250,000
Proceeds from estimated financing related party			$ 10,000,000
Tiana States [Member] | New Employment Agreements [Member]
Base salary						$ 125,000
Annual bonus percentage						50.00%
Agreement term						5 years
Salaries wages and officers compensation increased						$ 200,000
James Musick [Member] | Musick Agreement [Member]
Base salary							$ 150,000
Annual bonus percentage							100.00%
Agreement term							5 years
Jack Zamora [Member] | Zamora Agreement [Member]
Agreement term							5 years
Nathan Haas [Member] | CFO Agreement [Member]
Base salary				$ 175,000
Annual bonus percentage				100.00%
Agreement term				5 years
Tanner Haas [Member] | Tanner Haas Agreement [Member]
Base salary					$ 135,000
Annual bonus percentage					100.00%
Agreement term					5 years